Acquisition of GSL Healthcare, Inc (Details Narrative) - USD ($)	1 Months Ended		5 Months Ended
	Jul. 22, 2020	Jun. 15, 2020	Aug. 31, 2020
Issuance of common stock			27,932,271
Estimated value of common stock			$ 138,852
Net assets			17
Liabilities			43,704
Fair value of common stock			95,165
Decrease in additional paid in capital			$ 138,852
Common Stock Sold	2,433,332	317,389
GSL Healthcare [Member]
Percentage of Shares issued			88.00%
Common Stock Sold			27,932,271